Commitment and Contingencies - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 19, 2019 causes
Loss Contingencies [Line Items]
Rent expense	$ 3.1	$ 2.8
Operating leases, future minimum payments due	$ 29.0
Purchase obligation, term	3 years
Purchase obligation	$ 34.6
Pending litigation | Litigation, hippo and chief executive officer named defendants
Loss Contingencies [Line Items]
Loss contingency, pending causes of action, number | causes			6
Pending litigation | Litigation, hippo named defendant only
Loss Contingencies [Line Items]
Loss contingency, pending causes of action, number | causes			2
Texas
Loss Contingencies [Line Items]
Operating leases, future minimum payments due	$ 8.0